Earnings per share and shares in issue - Summary of Earnings per Share and Shares in Issue (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [line items]
Profit (loss) for the period attributable to BP shareholders	$ 2,799	$ 144	$ 5,268	$ 1,593
Less: preference dividend	1	1	1	1
Profit (loss) attributable to BP ordinary shareholders	$ 2,798	$ 143	$ 5,267	$ 1,592
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of shares outstanding (in shares)	19,945,053	19,686,613	19,931,945	19,602,785
Weighted average number of shares outstanding used to calculate diluted earnings per share (in shares)	20,044,277	19,783,548	20,050,123	19,713,151
Shares in issue at period-end (in shares)	19,973,943	19,738,566	19,973,943	19,738,566
American Depositary Share
Earnings per share [line items]
Basic weighted average number of shares outstanding (in shares)	3,324,175	3,281,102	3,321,990	3,267,130
Weighted average number of shares outstanding used to calculate diluted earnings per share (in shares)	3,340,712	3,297,258	3,341,687	3,285,525
Shares in issue at period-end (in shares)	3,328,991	3,289,761	3,328,991	3,289,761